Shareholder Report	12 Months Ended	44 Months Ended	92 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000004011
Shareholder Report [Line Items]
Fund Name	European Stock Fund
Class Name	Investor Class
Trading Symbol	PRESX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
European Stock Fund - Investor Class	$116	1.04%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  European shares rallied over the year as the European Central Bank began to cut interest rates in June. However, optimism was tempered by concerns over sluggish growth, disinflation, and political uncertainties.

  Within the portfolio, consumer staples and utilities, typically defensive sectors, were the main supporters of relative performance versus the MSCI Europe Index Net. Consumer staples contributed most due to positive stock picking and an underweight allocation. Unilever delivered the largest relative return as the company’s turnaround plan fueled strong margin expansion. Stock choices in utilities also helped. Our investment in Iberdrola benefited from falling interest rates, currency devaluations in Latin America, and higher tariffs in the U.S., which drove consensus-beating profit and revenue growth.

  Conversely, the leading detractor was the materials sector due to stock selection driven by Svenska Cellulosa and Akzo Nobel. The former fell as soft consumption in both Europe and China held back an expected recovery. The latter declined in challenging market conditions for paints that put pressure on profitability, leading the company to scrap its 2023 strategic targets and embark on a significant business transformation. An underweight allocation to industrials and business services was also negative.

  The fund is actively managed and seeks to provide long-term capital growth by investing primarily in companies located (or with primary operations) in Europe with quality management, strength of franchise, reasonable valuations, and strong cash flows. Notable changes to positioning included a larger allocation to health care and a smaller exposure to industrials and business services.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
European Stock Fund (Investor Class)	22.16%	6.03%	4.85%
MSCI Europe Index Net (Regulatory/Strategy Benchmark)	22.43	6.91	5.23

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 899,631,000	$ 899,631,000	$ 899,631,000
Holdings Count | Holding	65	65	65
Advisory Fees Paid, Amount	$ 5,486,000
InvestmentCompanyPortfolioTurnover	25.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$899,631 Number of Portfolio Holdings65
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	22.6%
Health Care	17.6
Industrials & Business Services	10.5
Consumer Discretionary	8.9
Information Technology	8.9
Consumer Staples	7.7
Energy	6.1
Communication Services	5.9
Utilities	4.2
Other	7.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Novo Nordisk	5.0%
ASML Holding	3.7
SAP	3.6
AstraZeneca	3.3
Unilever	2.9
TotalEnergies	2.7
Siemens	2.5
Allianz	2.5
LVMH Moet Hennessy Louis Vuitton	2.4
Iberdrola	2.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000184317
Shareholder Report [Line Items]
Fund Name	European Stock Fund
Class Name	I Class
Trading Symbol	TEUIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
European Stock Fund - I Class	$93	0.84%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  European shares rallied over the year as the European Central Bank began to cut interest rates in June. However, optimism was tempered by concerns over sluggish growth, disinflation, and political uncertainties.

  Within the portfolio, consumer staples and utilities, typically defensive sectors, were the main supporters of relative performance versus the MSCI Europe Index Net. Consumer staples contributed most due to positive stock picking and an underweight allocation. Unilever delivered the largest relative return as the company’s turnaround plan fueled strong margin expansion. Stock choices in utilities also helped. Our investment in Iberdrola benefited from falling interest rates, currency devaluations in Latin America, and higher tariffs in the U.S., which drove consensus-beating profit and revenue growth.

  Conversely, the leading detractor was the materials sector due to stock selection driven by Svenska Cellulosa and Akzo Nobel. The former fell as soft consumption in both Europe and China held back an expected recovery. The latter declined in challenging market conditions for paints that put pressure on profitability, leading the company to scrap its 2023 strategic targets and embark on a significant business transformation. An underweight allocation to industrials and business services was also negative.

  The fund is actively managed and seeks to provide long-term capital growth by investing primarily in companies located (or with primary operations) in Europe with quality management, strength of franchise, reasonable valuations, and strong cash flows. Notable changes to positioning included a larger allocation to health care and a smaller exposure to industrials and business services.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/6/17
European Stock Fund (I Class)	22.37%	6.21%	7.24%
MSCI Europe Index Net (Regulatory/Strategy Benchmark)	22.43	6.91	7.05

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date			Mar. 06, 2017
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 899,631,000	$ 899,631,000	$ 899,631,000
Holdings Count | Holding	65	65	65
Advisory Fees Paid, Amount	$ 5,486,000
InvestmentCompanyPortfolioTurnover	25.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$899,631 Number of Portfolio Holdings65
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	22.6%
Health Care	17.6
Industrials & Business Services	10.5
Consumer Discretionary	8.9
Information Technology	8.9
Consumer Staples	7.7
Energy	6.1
Communication Services	5.9
Utilities	4.2
Other	7.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Novo Nordisk	5.0%
ASML Holding	3.7
SAP	3.6
AstraZeneca	3.3
Unilever	2.9
TotalEnergies	2.7
Siemens	2.5
Allianz	2.5
LVMH Moet Hennessy Louis Vuitton	2.4
Iberdrola	2.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000225808
Shareholder Report [Line Items]
Fund Name	European Stock Fund
Class Name	Z Class
Trading Symbol	TRZPX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
European Stock Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  European shares rallied over the year as the European Central Bank began to cut interest rates in June. However, optimism was tempered by concerns over sluggish growth, disinflation, and political uncertainties.

  Within the portfolio, consumer staples and utilities, typically defensive sectors, were the main supporters of relative performance versus the MSCI Europe Index Net. Consumer staples contributed most due to positive stock picking and an underweight allocation. Unilever delivered the largest relative return as the company’s turnaround plan fueled strong margin expansion. Stock choices in utilities also helped. Our investment in Iberdrola benefited from falling interest rates, currency devaluations in Latin America, and higher tariffs in the U.S., which drove consensus-beating profit and revenue growth.

  Conversely, the leading detractor was the materials sector due to stock selection driven by Svenska Cellulosa and Akzo Nobel. The former fell as soft consumption in both Europe and China held back an expected recovery. The latter declined in challenging market conditions for paints that put pressure on profitability, leading the company to scrap its 2023 strategic targets and embark on a significant business transformation. An underweight allocation to industrials and business services was also negative.

  The fund is actively managed and seeks to provide long-term capital growth by investing primarily in companies located (or with primary operations) in Europe with quality management, strength of franchise, reasonable valuations, and strong cash flows. Notable changes to positioning included a larger allocation to health care and a smaller exposure to industrials and business services.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 2/22/21
European Stock Fund (Z Class)	23.42%	3.82%
MSCI Europe Index Net (Regulatory/Strategy Benchmark)	22.43	5.57

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Feb. 22, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 899,631,000	$ 899,631,000	$ 899,631,000
Holdings Count | Holding	65	65	65
Advisory Fees Paid, Amount	$ 5,486,000
InvestmentCompanyPortfolioTurnover	25.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$899,631 Number of Portfolio Holdings65
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	22.6%
Health Care	17.6
Industrials & Business Services	10.5
Consumer Discretionary	8.9
Information Technology	8.9
Consumer Staples	7.7
Energy	6.1
Communication Services	5.9
Utilities	4.2
Other	7.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Novo Nordisk	5.0%
ASML Holding	3.7
SAP	3.6
AstraZeneca	3.3
Unilever	2.9
TotalEnergies	2.7
Siemens	2.5
Allianz	2.5
LVMH Moet Hennessy Louis Vuitton	2.4
Iberdrola	2.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless